UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2008

Date of reporting period: 02/01/2008 - 04/30/2008

Item 1 - Schedule of Investments

BlackRock Natural Resources Trust
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                  Common Stocks                                                       Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.3%                    Alumina Ltd.                                                       153,800   $    832,257
                                          BHP Billiton Ltd.                                                   60,500      2,438,862
                                          Newcrest Mining Ltd.                                               162,000      4,449,153
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks in Australia                                                7,720,272
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%                    Companhia Vale do Rio Doce                                         174,000      6,799,920
                                          (Common Shares) (a)
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.1%        Petroleo Brasileiro SA (a)                                          53,700      6,520,254
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.5%            Votorantim Celulose e Papel SA (a)                                 100,000      3,179,000
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks in Brazil                                                  16,499,174
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 18.2%
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Independents - 13.9%             Canadian Natural Resources Ltd.                                     85,600      7,271,453
                                          Compton Petroleum Corp. (b)                                        192,800      2,216,884
                                          Crew Energy, Inc. (b)                                              270,700      3,886,726
                                          Ember Resources, Inc. (b)                                           74,288        134,251
                                          EnCana Corp.                                                       123,622      9,973,476
                                          Husky Energy, Inc.                                                 106,400      4,804,957
                                          Cadence Energy, Inc. (b)                                            81,068        339,695
                                          Iteration Energy Ltd. (b)                                          144,063      1,009,914
                                          MGM Energy Corp. (b)                                                 3,000          2,175
                                          Nexen, Inc.                                                        118,600      4,109,959
                                          Niko Resources Ltd.                                                 21,800      1,969,814
                                          Oilexco, Inc. (b)                                                   82,000      1,251,455
                                          Pan Orient Energy Corp. (b)                                        224,000      2,468,871
                                          Paramount Resources Ltd. (b)                                        75,000      1,359,100
                                          Petro-Canada                                                       116,800      5,852,178
                                          ProEx Energy Ltd. (b)                                              140,653      2,681,499
                                          Suncor Energy, Inc.                                                114,200     12,887,330
                                          TUSK Energy Corp. (b)                                              673,096      1,376,802
                                          Talisman Energy, Inc.                                              601,800     12,172,243
                                          TriStar Oil and Gas Ltd. (b)                                       222,959      3,768,009
                                          UTS Energy Corp. (b)                                               282,500      1,517,550
                                                                                                                       ------------
                                                                                                                         81,054,341
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.2%        EnQuest Energy Services Corp. (b)                                1,430,000        255,585
                                          Trican Well Service Ltd.                                            42,500        957,527
                                                                                                                       ------------
                                                                                                                          1,213,112
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.8%                               Barrick Gold Corp.                                                  51,800      1,991,042
                                          Eldorado Gold Corp. (b)                                            404,500      2,759,324
                                                                                                                       ------------
                                                                                                                          4,750,366
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.4%                    Franco-Nevada Corp.                                                 75,000      1,333,035
                                          Goldcorp, Inc.                                                     124,682      4,433,385
                                          HudBay Minerals, Inc. (b)                                          195,000      3,678,880
                                          Inmet Mining Corp.                                                  12,700      1,042,255
                                          Teck Cominco Ltd. Class B                                           84,964      3,696,875
                                                                                                                       ------------
                                                                                                                         14,184,430
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Equipment & Services - 0.5%     Tesco Corp. (b)                                                    106,300      2,918,474
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.4%        Addax Petroleum Corp.                                               44,300      1,974,167

BlackRock Natural Resources Trust
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                  Common Stocks                                                       Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                          Uranium One, Inc. (b)                                              120,000   $    554,066
                                                                                                                       ------------
                                                                                                                          2,528,233
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks in Canada                                                 106,648,956
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 4.2%
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Drilling - 3.8%                 Transocean, Inc.                                                   150,909     22,253,041
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.4%        Coastal Energy Co. (b)                                             500,000      2,110,019
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks in the Cayman Islands                                      24,363,060
-----------------------------------------------------------------------------------------------------------------------------------
China - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.4%                    Aluminum Corp. of China Ltd. (a)                                   188,500      8,071,570
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks in China                                                    8,071,570
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Oil & Gas - 1.3%               Total SA (a)                                                        90,800      7,627,200
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Equipment & Services - 1.0%     Technip SA (a)                                                      64,975      6,004,853
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks in France                                                  13,632,053
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.4%                             Aegean Marine Petroleum Network, Inc.                               72,300      2,629,551
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks in Greece                                                   2,629,551
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Exploration &                   CNOOC Ltd. (a)                                                      31,400      5,575,070
Production - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks in Hong Kong                                                5,575,070
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Oil & Gas - 0.3%               Eni SpA (a)                                                         19,250      1,482,635
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Drilling - 1.2%                 Saipem SpA                                                         164,500      7,191,841
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks in Italy                                                    8,674,476
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.4%        Acergy SA (a)                                                       85,000      2,093,550
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Oil & Gas - 0.5%               BP Plc (a)                                                          40,800      2,969,832
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks in the United Kingdom                                       5,063,382
-----------------------------------------------------------------------------------------------------------------------------------
United States - 62.9%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%                          E.I. du Pont de Nemours & Co.                                       33,400      1,633,594
                                          Praxair, Inc.                                                       18,000      1,643,580
                                          Tronox, Inc. Class B                                                 2,478          7,409
                                                                                                                       ------------
                                                                                                                          3,284,583
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 6.0%        Cameron International Corp. (b)                                    186,200      9,166,626
                                          Dresser-Rand Group, Inc. (b)                                       179,800      6,575,286
                                          Dril-Quip, Inc. (b)                                                 56,000      3,200,960
                                          National Oilwell Varco, Inc. (b)                                   239,602     16,400,742
                                                                                                                       ------------
                                                                                                                         35,343,614
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &             Dynegy, Inc. Class A (b)                                             2,656         22,895
Energy Traders - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Oil & Gas - 12.1%              Chevron Corp.                                                      139,591     13,421,675
                                          ConocoPhillips                                                     112,475      9,689,721

BlackRock Natural Resources Trust
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                  Common Stocks                                                       Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                          Exxon Mobil Corp.                                                  129,328   $ 12,036,557
                                          Hess Corp.                                                          64,800      6,881,760
                                          Marathon Oil Corp.                                                 142,400      6,489,168
                                          Murphy Oil Corp.                                                   247,400     22,350,116
                                                                                                                       ------------
                                                                                                                         70,868,997
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.3%                    Alcoa, Inc.                                                         22,900        796,462
                                          Intrepid Potash, Inc. (b)                                           18,400        873,816
                                          Newmont Mining Corp.                                                 9,100        402,311
                                          Southern Copper Corp.                                               45,800      5,256,008
                                                                                                                       ------------
                                                                                                                          7,328,597
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Drilling - 5.4%                 Diamond Offshore Drilling, Inc.                                     46,600      5,844,106
                                          ENSCO International, Inc.                                           30,900      1,969,257
                                          Helmerich & Payne, Inc.                                             95,200      5,117,000
                                          Hercules Offshore, Inc. (b)                                         39,300      1,035,948
                                          Nabors Industries Ltd. (b)                                         109,000      4,091,860
                                          Noble Corp.                                                        149,900      8,436,372
                                          Pride International, Inc. (b)                                       70,700      3,001,215
                                          Rowan Cos., Inc.                                                    50,000      1,949,500
                                                                                                                       ------------
                                                                                                                         31,445,258
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Equipment & Services - 10.5%    BJ Services Co.                                                     96,000      2,713,920
                                          Baker Hughes, Inc.                                                  89,300      7,222,584
                                          Complete Production Services, Inc. (b)                              39,100      1,056,091
                                          Exterran Holdings, Inc. (b)                                            521         34,798
                                          FMC Technologies, Inc. (b)                                         142,600      9,582,720
                                          Halliburton Co.                                                    174,200      7,997,522
                                          Oil States International, Inc. (b)                                  73,400      3,674,404
                                          Schlumberger Ltd.                                                   75,800      7,621,690
                                          Smith International, Inc.                                           97,400      7,452,074
                                          Weatherford International Ltd. (b)                                 174,726     14,095,147
                                                                                                                       ------------
                                                                                                                         61,450,950
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Exploration                     Anadarko Petroleum Corp.                                            52,200      3,474,432
& Production - 21.1%                      Apache Corp.                                                       126,760     17,072,037
                                          Bill Barrett Corp. (b)                                              10,600        545,158
                                          Cabot Oil & Gas Corp. Class A                                       88,200      5,024,754
                                          Carrizo Oil & Gas, Inc. (b)                                         59,100      3,752,259
                                          Cimarex Energy Co.                                                  21,094      1,314,156
                                          Devon Energy Corp.                                                 196,898     22,328,233
                                          EOG Resources, Inc.                                                210,900     27,518,232
                                          Forest Oil Corp. (b)                                                45,800      2,698,994
                                          Mariner Energy, Inc. (b)                                            37,065      1,021,511
                                          Newfield Exploration Co. (b)                                        69,000      4,192,440
                                          Noble Energy, Inc.                                                  63,800      5,550,600
                                          Occidental Petroleum Corp.                                         117,100      9,743,891
                                          Range Resources Corp.                                              156,900     10,415,022
                                          SandRidge Energy, Inc. (b)(c)                                      104,300      4,712,274
                                          Southwestern Energy Co. (b)                                         62,000      2,623,220
                                          XTO Energy, Inc.                                                    25,125      1,554,233
                                                                                                                       ------------
                                                                                                                        123,541,446
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Natural Resources Trust
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                  Common Stocks                                                       Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.2%        Arch Coal, Inc.                                                     36,000   $  2,064,960
                                          Consol Energy, Inc.                                                 68,200      5,521,472
                                          Denbury Resources, Inc. (b)                                         58,113      1,775,933
                                          Patriot Coal Corp. (b)                                              13,920        919,416
                                          Peabody Energy Corp.                                               139,200      8,509,296
                                                                                                                       ------------
                                                                                                                         18,791,077
-----------------------------------------------------------------------------------------------------------------------------------
Refining, Marketing                       Holly Corp.                                                         28,000      1,161,440
& Transportation - 1.1%                   Sunoco, Inc.                                                        25,400      1,178,814
                                          Valero Energy Corp.                                                 89,000      4,347,650
                                                                                                                       ------------
                                                                                                                          6,687,904
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 1.6%                          Equitable Resources, Inc.                                          102,000      6,769,740
                                          Williams Cos., Inc.                                                 67,200      2,385,600
                                                                                                                       ------------
                                                                                                                          9,155,340
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks in the United States                                      367,920,661
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks - 96.9%                                                   566,798,225
-----------------------------------------------------------------------------------------------------------------------------------

                                          Warrants
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.0%        EnQuest Energy Services Corp.                                      715,000              7
                                          (expires 9/30/08) (d)
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Warrants - 0.0%                                                                   7
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Long-Term Securities
                                          (Cost - $194,965,748) - 96.9%                                                 566,798,232
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Beneficial
                                                                                                            Interest
                                          Short-Term Securities                                                (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                          BlackRock Liquidity Series, LLC Cash Sweep Series,
                                          3.03% (e)(f)                                                      $ 17,129     17,128,712
                                          BlackRock Liquidity Series, Money Market Series,
                                          2.85% (e)(f)(g)                                                      4,700      4,700,000
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Short-Term Securities
                                          (Cost - $21,828,712) - 3.7%                                                    21,828,712
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments
                                          (Cost - $216,794,460*) - 100.6%                                               588,626,944

                                          Liabilities in Excess of Other Assets - (0.6%)                                 (3,787,316)
                                                                                                                       ------------
                                          Net Assets - 100.0%                                                          $584,839,628
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 216,952,951
                                                                  =============
      Gross unrealized appreciation                               $ 374,685,092
      Gross unrealized depreciation                                  (3,011,099)
                                                                  -------------
      Net unrealized appreciation                                 $ 371,673,993
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c)   Security, or a portion of security, is on loan.

BlackRock Natural Resources Trust
Schedule of Investments as of April 30, 2008 (Unaudited)

(d) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net Activity  Interest
      Affiliate                                              (000)       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series    $  3,649     $681,411
      BlackRock Liquidity Series, LLC Money Market Series  $ (5,713)    $ 41,862
      --------------------------------------------------------------------------

(f)   Represents the current yield as of report date.
(g)   Security was purchased with the cash proceeds from securities loans.
o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Natural Resources Trust

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Natural Resources Trust

Date: June 23, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Natural Resources Trust

Date: June 23, 2008